Additional Information - Condensed Financial Statements (Condensed Balance Sheet) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 548,484,000	$ 366,639,000	$ 330,411,000	$ 351,027,000
Prepaid and other current assets	64,457,000	29,045,000
Total current assets	1,045,176,000	587,403,000
Total assets	1,585,212,000	1,114,513,000
Liabilities and shareholders' equity
Short-term bank loans	410,331,000	113,000,000
Total current liabilities	648,948,000	297,958,000
Long-term bank loans	0	126,353,000
Total liabilities	671,696,000	444,818,000
Shareholders' equity
Additional paid-in capital	92,066,000	88,626,000
Treasury shares (nil and 1,181 shares, respectively, as of December 31, 2012 and 2013)	(17,240,000)	0
Statutory reserves	9,367,000	9,351,000
Retained earnings	739,343,000	470,717,000
Accumulated other comprehensive income	71,733,000	38,133,000
Total Changyou.com Limited shareholders' equity	896,338,000	607,885,000
Total liabilities and shareholders' equity	1,585,212,000	1,114,513,000
Class A ordinary shares [Member]
Shareholders' equity
Ordinary shares	244,000	215,000
Class B ordinary shares [Member]
Shareholders' equity
Ordinary shares	825,000	843,000
Changyou.com Limited [Member]
Assets
Cash and cash equivalents	17,579,000	10,674,000	9,663,000	24,614,000
Prepaid and other current assets	20,000	19,000
Total current assets	17,599,000	10,693,000
Interests in subsidiaries and variable interest entities	1,232,687,000	809,956,000
Total assets	1,250,286,000	820,649,000
Liabilities and shareholders' equity
Short-term bank loans	353,331,000	113,000,000
Accrued liabilities	617,000	411,000
Total current liabilities	353,948,000	113,411,000
Long-term bank loans	0	99,353,000
Total liabilities	353,948,000	212,764,000
Shareholders' equity
Additional paid-in capital	92,066,000	88,626,000
Treasury shares (nil and 1,181 shares, respectively, as of December 31, 2012 and 2013)	(17,240,000)	0
Statutory reserves	9,367,000	9,351,000
Retained earnings	739,343,000	470,717,000
Accumulated other comprehensive income	71,733,000	38,133,000
Total Changyou.com Limited shareholders' equity	896,338,000	607,885,000
Total liabilities and shareholders' equity	1,250,286,000	820,649,000
Changyou.com Limited [Member] | Class A ordinary shares [Member]
Shareholders' equity
Ordinary shares	244,000	215,000
Changyou.com Limited [Member] | Class B ordinary shares [Member]
Shareholders' equity
Ordinary shares	$ 825,000	$ 843,000